Income tax	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Income tax
7. Income tax

All figures in £ millions	Notes	2020	2019	2018
Current tax
Charge in respect of current year		(18)	(51)	92
Adjustments in respect of prior years		4	21	34

Total current tax charge		(14)	(30)	126

Deferred tax
In respect of temporary differences		(28)	59	(6)
Other adjustments in respect of prior years		(2)	5	(28)

Total deferred tax (charge)/credit	13	(30)	64	(34)

Total tax (charge)/credit		(44)	34	92

The adjustments in respect of prior years in 2020, 2019 and 2018 primarily arise from revising the previous year’s reported tax provision to reflect the tax returns subsequently filed. This results in a change between deferred and current tax as well as an absolute benefit to the total tax charge.
The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the UK tax rate as follows:

All figures in £ millions	2020	2019	2018
Profit before tax	354	232	498
Tax calculated at UK rate (2020: 19%, 2019: 19%, 2018: 19%)	(67)	(44)	(94)
Effect of overseas tax rates	(6)	(2)	(28)
Effect of UK rate change	(5)	—	—
Joint venture and associate income reported net of tax	1	10	8
Intra-group financing benefit	14	11	25
Movement in provisions for tax uncertainties	24	3	111
Net expense not subject to tax	(7)	(10)	(29)
Benefit from change in US tax accounting treatment	—	—	25
Gains and losses on sale of businesses not subject to tax	21	57	77
Unrecognised tax losses	(21)	(17)	(9)
Adjustments in respect of prior years	2	26	6

Total tax (charge) / credit	(44)	34	92

UK	23	(12)	37
Overseas	(67)	46	55

Total tax (charge) / credit	(44)	34	92

Tax rate reflected in earnings	12.5%	(14.7)%	(18.5)%

Included in net expense not subject to tax are foreign taxes not creditable, the tax impact of share-based payments and other expenses not deductible.
Key judgements
The application of tax legislation in relation to provisions for uncertain tax positions.
Key areas of estimation
The level of provisions required in relation to uncertain tax positions is complex and each matter is separately assessed. The estimation of future settlement amounts is based on a number of factors including the status of the unresolved matter, clarity of legislation, range of possible outcomes and the statute of limitations.
Factors which may affect future tax charges include changes in tax legislation, transfer pricing regulations, the level and mix of profitability in different countries, and settlements with tax authorities.
The movement in provisions for tax uncertainties primarily reflects releases due to the expiry of relevant statutes of limitation, settlement of certain audits and the establishment of provisions for new uncertain tax positions. The current tax liability of £84m (2019: £55m) includes £104m (2019: £152m) of provisions for tax uncertainties principally in respect of several matters in the US, the UK and China. The matters provided for include the allocation between territories of proceeds of historical business disposals and the potential disallowance of intra-group recharges. The Group is currently under audit in several countries, and the timing of any resolution of these audits is uncertain. Of the balance of £104m, £57m relates to 2015 and earlier and is mostly under audit. In most countries, tax years up to and including 2014 are now statute barred from examination by tax authorities. Of the remaining balance, £17m relates to 2016, £14m to 2017, £3m to 2018, £10m to 2019 and £3m to 2020.
If relevant enquiry windows pass with no audit, management believes it is reasonably possible that provision levels will reduce by an estimated £10m within the next 12 months. However, the tax authorities may take a different view from management and the final liability may be greater than provided.
Contingent liabilities relating to tax are disclosed in note 34.
The tax (charge)/benefit recognised in other comprehensive income is as follows:

All figures in £ millions	2020	2019	2018
Net exchange differences on translation of foreign operations	(13)	5	(4)
Fair value gain on other financial assets	(6)	(4)	—
Remeasurement of retirement benefit obligations	2	22	9

	(17)	23	5

A tax charge of £1m (2019: £5m, 2018: £4m) relating to share-based payments has been recognised directly in equity.